Expense Example - FidelitySustainableHighYieldETF-PRO - FidelitySustainableHighYieldETF-PRO - Fidelity Sustainable High Yield ETF - Fidelity Sustainable High Yield ETF	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689